Derivatives - Interest Rate Swap Agreement 9 (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Notional Amount	$ 85,000
Interest rate range	2.23%-6.00%
Knock-in floor	2.23%
Struck	6.00%
Types of Interest Rate Derivatives Used	ten-year zero cost collar agreement
Forward hedging period	February 2007 to February 2017